OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
OPERATING LEASES

NOTE 10 – OPERATING LEASES

For the year ended December 31, 2018 and 2017, total rent expense under leases amounted to $12,395 and $12,674. At December 31, 2018, the Company was not obligated under any non-cancelable operating leases.